Commitment (Details) - Schedule of operating lease commitment	Mar. 31, 2022 USD ($)
Schedule Of Operating Lease Commitment Abstract
2023	$ 78,936
2024	78,936
2025	78,936
2026	78,936
2027	78,936
Thereafter	59,202
Total	$ 453,882